Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Beginning balance	£ 495	£ 398
Impairment charge	0	(8)	£ 0
Ending balance	499	495	398
Cost
Property, plant and equipment
Beginning balance	1,184	1,003
Exchange differences	(47)	58
Additions	167	157
Disposals	(120)	(107)
Acquisition of companies and businesses	10	65
Hyperflationary adjustment	5
Reclassification from IFRS 16 ROU assets	8	8
Ending balance	1,207	1,184	1,003
Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(689)	(605)
Exchange differences	28	(40)
Disposals	109	104
Hyperflationary adjustment	(2)
Impairment charge		(8)
Depreciation charge	(154)	(140)
Ending balance	(708)	(689)	(605)
Land and buildings
Property, plant and equipment
Beginning balance	83	56
Ending balance	78	83	56
Land and buildings | Cost
Property, plant and equipment
Beginning balance	127	87
Exchange differences	(7)	5
Additions	7	7
Disposals	(9)	(1)
Acquisition of companies and businesses		29
Hyperflationary adjustment	4
Ending balance	122	127	87
Land and buildings | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(44)	(31)
Exchange differences	2	(3)
Disposals	4	1
Hyperflationary adjustment	(1)
Impairment charge		(8)
Depreciation charge	(5)	(3)
Ending balance	(44)	(44)	(31)
Service contract equipment
Property, plant and equipment
Beginning balance	231	204
Ending balance	245	231	204
Service contract equipment | Cost
Property, plant and equipment
Beginning balance	587	518
Exchange differences	(20)	27
Additions	123	112
Disposals	(77)	(72)
Acquisition of companies and businesses	1	2
Ending balance	614	587	518
Service contract equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(356)	(314)
Exchange differences	14	(18)
Disposals	75	72
Depreciation charge	(102)	(96)
Ending balance	(369)	(356)	(314)
Other plant and equipment
Property, plant and equipment
Beginning balance	64	53
Ending balance	63	64	53
Other plant and equipment | Cost
Property, plant and equipment
Beginning balance	215	188
Exchange differences	(5)	11
Additions	14	19
Disposals	(9)	(7)
Acquisition of companies and businesses	1	4
Ending balance	216	215	188
Other plant and equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(151)	(135)
Exchange differences	5	(8)
Disposals	8	6
Depreciation charge	(15)	(14)
Ending balance	(153)	(151)	(135)
Vehicles and office equipment
Property, plant and equipment
Beginning balance	117	85
Ending balance	113	117	85
Vehicles and office equipment | Cost
Property, plant and equipment
Beginning balance	255	210
Exchange differences	(15)	15
Additions	23	19
Disposals	(25)	(27)
Acquisition of companies and businesses	8	30
Hyperflationary adjustment	1
Reclassification from IFRS 16 ROU assets	8	8
Ending balance	255	255	210
Vehicles and office equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(138)	(125)
Exchange differences	7	(11)
Disposals	22	25
Hyperflationary adjustment	(1)
Depreciation charge	(32)	(27)
Ending balance	£ (142)	£ (138)	£ (125)